Ameritas Life Insurance Corp.
                               ("Ameritas Life")

                      Ameritas Variable Separate Account V
                              ("Separate Account")

                                 Supplement to:
                                     UniVar
                          Prospectus Dated May 1, 2007

                          Supplement Dated May 1, 2013


1. Subaccount underlying portfolios available as variable investment options for your Policy are:

------------------------------------------------------------------------------------------------------------------------------------
                              FUND NAME                                                   INVESTMENT ADVISER
Portfolio Name - Subadviser(s)                                         Portfolio Type / Summary of Investment Objective
---------------------------------------------------------------------  -------------------------------------------------------------
                   Calvert Variable Series, Inc.*                                 Calvert Investment Management, Inc.
---------------------------------------------------------------------  -------------------------------------------------------------
Calvert VP Money Market Portfolio - No Subadviser                      Money market: current income.
---------------------------------------------------------------------  -------------------------------------------------------------
               Fidelity(R) Variable Insurance Products                           Fidelity Management & Research Company
---------------------------------------------------------------------  -------------------------------------------------------------
Fidelity(R) VIP Equity-Income Portfolio, Initial Class 1,2             Index:  S&P 500(R) Index. **
---------------------------------------------------------------------  -------------------------------------------------------------
Fidelity(R) VIP Growth Portfolio, Initial Class 1,2                    Capital Appreciation.
---------------------------------------------------------------------  -------------------------------------------------------------
Fidelity(R) VIP High Income Portfolio, Initial Class 1,2               Income and growth.
---------------------------------------------------------------------  -------------------------------------------------------------
Fidelity(R) VIP Overseas Portfolio, Initial Class 1,2                  Long-term growth.
---------------------------------------------------------------------  -------------------------------------------------------------
                Subadvisers: (1) FMR Co., Inc. and (2) other investment advisers serve as sub-advisers for the fund.
---------------------------------------------------------------------  -------------------------------------------------------------

* This fund is part of Ameritas Mutual Holding Company ("Ameritas"), the ultimate parent of Ameritas Life. The fund's investment adviser and Ameritas Investment Partners, Inc. (named Summit Investment Advisors, Inc. prior to May 1, 2013) are indirect subsidiaries of Ameritas. Calvert Investment Distributors, Inc., the underwriter for this fund, is also an indirect subsidiary of Ameritas.
** "Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by us. The Product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Product. The Statement of Additional Information sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P as set forth in the Licensing Agreement between us and S&P.

2. Please see the fund prospectuses for more information about subaccount underlying portfolios, including portfolio operating expenses for the year ended December 31, 2012.

3. Ameritas Investment Partners, Inc. was named Summit Investment Advisors, Inc. prior to May 1, 2013. All references to Summit Investment Advisors, Inc. in your prospectus are changed to Ameritas Investment Partners, Inc. to reflect the name change.


All other provisions of your Policy remain as stated in your Policy and prospectus as previously supplemented.

       Please retain this Supplement with the current prospectus for your variable Policy issued by Ameritas Life Insurance Corp.
            If you do not have a current prospectus, please contact
                        Ameritas Life at 1-800-745-1112.